Related parties - The guarantees and purchase agreement provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 340,966	₩ 309,144
BNP Paribas Cardif Life Insurance | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	10,000	10,000
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	895	883
Key Management Personnel [Member] | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	3,241	2,143
Structured Entities [Member] | Purchase agreement | The Group [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 326,830	₩ 296,118